Note 15 - Stock-Based Compensation Plans (Details) - Summary of Nonvested Share Activity (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2013	Jan. 31, 2014
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Nonvested Share Activity [Line Items]
Granted	215,000	40,000
Granted	$ 3.47	$ 2.73
Shareholder-Approved Stock Option Plan [Member]
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Nonvested Share Activity [Line Items]
Number of Stock Options Outstanding	123,854		164,145
Weighted- Average Grant-Date Fair Value per Share	$ 2.56		$ 2.21
Granted	40,000
Granted	$ 3.43
Vested	(73,840)
Vested	$ 1.97
Forfeited	(6,451)
Forfeited	$ 1.96